Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities	Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	June 30, 2026	December 31, 2025
Accrued payroll (1)	$5,620	$9,026
Deferred research and development credits (2)	4,364	5,771
Rebates and customer advances	848	678
Interest payable	161	1,887
Accrued duty, freight and related expenses (3)	10,055	12,343
Royalties	401	914
Value added tax payables	9	23
Other accrued expenses and liabilities	3,828	4,194
Accrued expenses and other current liabilities	$25,286	$34,836
(1) As of June 30, 2026, accrued payroll includes severance payments to employees of the Company to be paid out in the second half of the year.
(2) Deferred research and development ("R&D") credits represent future offsets to research and development expense in the consolidated statements of operations. These credits were generated through the Company's participation in the U.K. Research and Development Expenditure Credit ("RDEC") program.
(3) As of June 30, 2026, accrued duty, freight and related expenses included $166 in purchase commitments to certain of our inventory suppliers. The expectation is that the remaining amount will be settled in the next twelve months. As of December 31, 2025, accrued duty, freight and related expenses included $580 in purchase commitments to certain of our inventory suppliers.